Fair value (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected

Assets and liabilities measured at fair value on a recurring basis at March 31, 2017 and September 30, 2017, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2017	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,485	23	—	1,508
Japanese local government bonds	—	69	—	69
U.S. Treasury bonds and federal agency securities	2,883	80	—	2,963
Other foreign government bonds	1,127	457	—	1,584
Agency mortgage-backed securities	1,335	638	—	1,973
Residential mortgage-backed securities	—	—	15	15
Commercial mortgage-backed securities	—	3	—	3
Certificates of deposit and commercial paper	—	554	—	554
Corporate bonds and other	3	1,449	1,052	2,504
Equity securities	1,661	20	23	1,704
Trading securities measured at net asset value (2)				678
Derivatives:
Interest rate contracts	37	8,442	27	8,506
Foreign exchange contracts	28	2,709	8	2,745
Equity-related contracts	31	89	14	134
Credit-related contracts	—	33	2	35
Other contracts	1	11	11	23
Available-for-sale securities:
Japanese government bonds	9,543	720	—	10,263
Japanese local government bonds	—	284	—	284
U.S. Treasury bonds and federal agency securities	1,144	—	—	1,144
Other foreign government bonds	346	589	—	935
Agency mortgage-backed securities	134	709	—	843
Residential mortgage-backed securities	—	67	77	144
Commercial mortgage-backed securities	—	—	224	224
Japanese corporate bonds and other debt securities	—	1,834	174	2,008
Foreign corporate bonds and other debt securities	—	801	110	911
Equity securities (marketable)	3,717	84	—	3,801
Other investments	—	—	37	37

Total assets measured at fair value on a recurring basis	23,475	19,665	1,774	45,592

Liabilities:
Trading securities sold, not yet purchased	1,993	228	—	2,221
Derivatives:
Interest rate contracts	46	8,426	1	8,473
Foreign exchange contracts	20	2,591	—	2,611
Equity-related contracts	129	61	39	229
Credit-related contracts	—	34	2	36
Other contracts	1	10	11	22
Long-term debt (3)	—	903	593	1,496

Total liabilities measured at fair value on a recurring basis	2,189	12,253	646	15,088

September 30, 2017	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	3,012	29	—	3,041
Japanese local government bonds	—	48	—	48
U.S. Treasury bonds and federal agency securities	3,832	295	—	4,127
Other foreign government bonds	1,368	449	—	1,817
Agency mortgage-backed securities	1,264	742	—	2,006
Residential mortgage-backed securities	—	—	14	14
Certificates of deposit and commercial paper	—	708	—	708
Corporate bonds and other	9	1,929	1,086	3,024
Equity securities	1,625	—	22	1,647
Trading securities measured at net asset value (2)				681
Derivatives:
Interest rate contracts	40	7,600	22	7,662
Foreign exchange contracts	20	2,458	6	2,484
Equity-related contracts	40	93	18	151
Credit-related contracts	—	27	2	29
Other contracts	2	7	9	18
Available-for-sale securities:
Japanese government bonds	8,926	732	—	9,658
Japanese local government bonds	—	254	—	254
U.S. Treasury bonds and federal agency securities	850	—	—	850
Other foreign government bonds	364	608	—	972
Agency mortgage-backed securities	161	730	—	891
Residential mortgage-backed securities	—	69	68	137
Commercial mortgage-backed securities	—	—	257	257
Japanese corporate bonds and other debt securities	—	1,785	165	1,950
Foreign corporate bonds and other debt securities	—	793	97	890
Equity securities (marketable)	4,236	57	—	4,293
Other investments	—	—	39	39

Total assets measured at fair value on a recurring basis	25,749	19,413	1,805	47,648

Liabilities:
Trading securities sold, not yet purchased	2,296	269	4	2,569
Derivatives:
Interest rate contracts	39	7,618	1	7,658
Foreign exchange contracts	16	2,382	—	2,398
Equity-related contracts	161	67	44	272
Credit-related contracts	—	29	2	31
Other contracts	2	7	8	17
Long-term debt (3)	—	1,381	563	1,944

Total liabilities measured at fair value on a recurring basis	2,514	11,753	622	14,889

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2017 and September 30, 2017 were ¥33 billion and ¥29 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2016 and 2017:

Six months ended September 30, 2016	April 1, 2016	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2016	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	21	—	(2)	—		—	—	—	—	—	(4)	17	—
Commercial mortgage-backed securities	2	—	(2)	—		—	—	—	—	—	(2)	—	—
Corporate bonds and other	720	(53	) (2)	—		280	(2)	343	(241)	—	(71)	976	(39)
Equity securities	21	4	(2)	—		—	—	—	(7)	—	—	18	4
Derivatives, net (1):
Interest rate contracts	26	(4	) (2)	—		—	—	—	—	—	—	22	(3)
Foreign exchange contracts	7	6	(2)	—		—	—	—	—	—	(7)	6	—
Equity-related contracts	5	(13	) (2)	—		—	—	—	—	—	(2)	(10)	(19)
Credit-related contracts	(1)	1	(2)	—		—	—	—	—	—	—	—	—
Other contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	123	—	(3)	—	(4)	—	—	—	(1)	—	(22)	100	—
Commercial mortgage-backed securities	187	—	(3)	—	(4)	—	—	20	—	—	(9)	198	—
Japanese corporate bonds and other debt securities	174	—	(3)	22	(4)	—	—	1	(4)	—	(17)	176	—
Foreign corporate bonds and other debt securities	108	1	(3)	(7	) (4)	—	—	10	—	—	(5)	107	—
Other investments	42	(3	) (3)	—		—	—	11	—	—	(13)	37	(1)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		1	—	(32)	32	—	—	1	—
Long-term debt	623	9	(5)	—		—	(12)	—	—	147	(158)	591	5

Six months ended September 30, 2017	April 1, 2017	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2017	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	15	—	(2)	—		—	—	—	—	—	(1)	14	—
Corporate bonds and other	1,052	18	(2)	—		123	(240)	562	(276)	—	(153)	1,086	20
Equity securities	23	(1	) (2)	—		—	—	—	—	—	—	22	(1)
Derivatives, net (1):
Interest rate contracts	26	(6	) (2)	—		—	—	—	—	—	1	21	(6)
Foreign exchange contracts	8	(2	) (2)	—		—	—	—	—	—	—	6	(2)
Equity-related contracts	(25)	(7	) (2)	—		—	—	—	—	—	6	(26)	(8)
Other contracts	—	—	(2)	—		—	—	—	—	—	1	1	—
Available-for-sale securities:
Residential mortgage-backed securities	77	—	(3)	—	(4)	—	—	1	—	—	(10)	68	—
Commercial mortgage-backed securities	224	—	(3)	—	(4)	—	—	40	(7)	—	—	257	—
Japanese corporate bonds and other debt securities	174	(1	) (3)	(3	) (4)	—	—	11	—	—	(16)	165	(1)
Foreign corporate bonds and other debt securities	110	—	(3)	1	(4)	15	(29)	—	—	—	—	97	—
Other investments	37	—	(3)	—		—	—	12	—	—	(10)	39	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(57)	61	—	—	4	—
Long-term debt	593	(13	) (5)	—		1	(10)	—	—	47	(81)	563	(14)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2016 and 2017.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2017 and September 30, 2017:

March 31, 2017

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	92	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0% -18% 0% - 1% 100% - 100% 15bps - 170bps	7% 0% 100% 55bps

Commercial mortgage-backed securities	224	Discounted cash flow Price-based	Discount margin	4bps - 205bps	28bps

Corporate bonds and other debt securities	1,336	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	16% - 30% 1% - 2% 60% - 68% 8bps - 1,181bps 10bps - 939bps	29% 2% 68% 131bps 359bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	5% - 52% 55% - 55% 0% - 63%

Equity-related contracts	(25)	Internal valuation model (3)	Equity – IR correlation Equity –FX correlation Equity volatility	25% - 25% 55% - 55% 6% - 59%

Credit-related contracts	—	Internal valuation model (3)	Default rate Credit correlation	0% - 5% 30% - 100%

Long-term debt	593	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 5% - 52% 55% - 55% 25% - 25% 55% - 55% 20% - 100% 5% - 40% 0% - 3% 33% - 100%

September 30, 2017

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	82	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	3% - 17% 0% - 1% 100% - 100% 14bps - 170bps	7% 0% 100% 56bps

Commercial mortgage-backed securities	257	Discounted cash flow Price-based	Discount margin	2bps - 93bps	27bps

Corporate bonds and other debt securities	1,348	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	22% - 39% 1% - 2% 60% - 68% 16bps - 1,179bps 2bps - 1,167bps	39% 2% 68% 122bps 422bps

Derivatives, net:
Interest rate contracts	21	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	6	Internal valuation model (3)	FX – IR correlation FX –FX correlation Default rate (4)	5% - 54% 59% - 59% 0% - 63%

Equity-related contracts	(26)	Internal valuation model (3)	Equity – IR correlation Equity – FX correlation Equity volatility	25% - 25% 55% - 55% 11% - 58%

Credit-related contracts	—	Internal valuation model (3)	Default rate Credit correlation	0% - 3% 26% - 100%

Long-term debt	563	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX –FX correlation Equity –IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 5% - 54% 59% - 59% 25% - 25% 55% - 55% 19% -100% 9% - 34% 0% - 2% 32% - 100%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2017 and September 30, 2017:

March 31, 2017	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	194
Loans held-for-sale	7	—	7	—	8
Other investments	7	6	—	1	11
Premises and equipment—net	7	—	6	1	11

Total assets measured at fair value on a nonrecurring basis	145	6	13	126	224

September 30, 2017	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	120	—	—	120	183
Loans held-for-sale	5	—	5	—	8
Other investments	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	125	—	5	120	192

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825

The following table shows the carrying amounts and fair values at March 31, 2017 and September 30, 2017, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	March 31, 2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	60,943	60,943	1,063	59,880	—
Investments	3,817	3,846	3,846	—	—
Loans, net of allowance for loan losses (Note)	81,662	82,696	—	—	82,696
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,205	42,205	20,544	21,661	—
Interest-bearing deposits	110,125	110,124	56,738	53,386	—
Due to trust accounts	4,123	4,123	—	4,123	—
Other short-term borrowings	1,477	1,477	—	1,477	—
Long-term debt	13,009	13,078	—	12,120	958

	September 30, 2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	65,291	65,291	909	64,382	—
Investments	3,127	3,148	3,148	—	—
Loans, net of allowance for loan losses (Note)	83,401	84,306	—	—	84,306
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	46,373	46,373	21,957	24,416	—
Interest-bearing deposits	114,675	114,668	57,802	56,866	—
Due to trust accounts	3,999	3,999	—	3,999	—
Other short-term borrowings	931	931	—	931	—
Long-term debt	12,157	12,258	—	11,274	984

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.